Convertible loan - Schedule of liability and derivative component (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Repayment of debenture	$ (658,334)	$ 0
Convertible loan - liability component	6,290,741	0
Convertible loan - derivative component	9,418,331	$ 0
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [Line Items]
Value on initial recognition	6,439,370
Repayment of debenture	(658,333)
Accretion	509,704
Convertible loan - liability component	6,290,741
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [Line Items]
Value on initial recognition	8,560,630
Change in fair value of liability	857,702
Convertible loan - derivative component	$ 9,418,331